Short-term Investment (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Short-term Investment
Cash deposited as collateral			¥ 377,490,814	$ 53,169,218
Unrealized losses on AFS securities | ¥	¥ 2,133,528
Realized gain or losses on AFS securities | ¥	¥ 0
Minimum
Short-term Investment
Interest accrued on the funds held in the collateral | $		$ 100,000
Maximum
Short-term Investment
Interest accrued on the funds held in the collateral | $		$ 300,000